Investment Properties - Schedule of Future Aggregate Lease Collection Under Operating Lease for Investment Properties (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 1,082	$ 570
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	168	118
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	157	99
Year 3 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	134	90
Year 4 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	105	70
Year 5 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	83	44
Onwards [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 435	$ 149